Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of information on reportable segments and a reconciliation to consolidated income from operations
Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Revenues	$256,979	$244,563
Cost of revenues (excluding depreciation and amortization)	129,529	127,919
Gross margin	127,450	116,644
Direct segment operating expenses	83,874	84,512
Segment operating income	$43,576	$32,132
Consumer Services
Revenues	$84,112	$72,225
Cost of revenues (excluding depreciation and amortization)	27,519	24,947
Gross margin	56,593	47,278
Direct segment operating expenses	16,399	12,482
Segment operating income	$40,194	$34,796
Consolidated
Revenues	$341,091	$316,788
Cost of revenues	157,048	152,866
Gross margin	184,043	163,922
Direct segment operating expenses	100,273	96,994
Segment operating income	83,770	66,928
Depreciation and amortization	45,228	43,355
Impairment of goodwill	—	255,599
Restructuring, acquisition and integration-related costs	3,521	11,262
Corporate operating expenses	7,644	9,584
Income (loss) from operations	$27,377	$(252,872)

Schedule of information on revenues by groups of similar services and by segment
Information on revenues by groups of similar services and by segment for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Retail services	$214,934	$201,081
Wholesale services	36,942	38,858
Other services	5,103	4,624
Total revenues	256,979	244,563
Consumer Services
Access services	71,767	60,740
Value-added services	12,345	11,485
Total revenues	84,112	72,225
Total Revenues	$341,091	$316,788